Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income tax provisions
Federal	$ 0
State	0
Total current tax expense	$ 0
Effective Income Tax Rate Reconciliation
Statutory rate	21.00%	21.00%
State income tax	1.60%	9.60%
Permanent differences	(12.60%)	(6.80%)
Valuation allowance	(10.00%)	(23.80%)
Effective income tax rate	(0.00%)	(0.00%)